Registration Nos. 002-11101

811-00242

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 231	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 159	☒

(Check appropriate box or boxes.)

NATIXIS FUNDS TRUST II

(Exact Name of Registrant as Specified in Charter)

888 Boylston Street, Boston, Massachusetts	02199
(Address of principal executive offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2822

Russell Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street

Boston, Massachusetts 02199

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

800 Boylston Street

Boston, Massachusetts 02199

Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NATIXIS FUNDS TRUST II

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 231 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 21st day of May, 2020.

NATIXIS FUNDS TRUST II

By:	/s/ David L. Giunta
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta David L. Giunta	President, Chief Executive Officer and Trustee	May 21, 2020

/s/ Michael C. Kardok Michael C. Kardok	Treasurer (Principal Financial Officer and Principal Accounting Officer)	May 21, 2020

Kevin P. Charleston* Kevin P. Charleston	Trustee	May 21, 2020

Kenneth A. Drucker* Kenneth A. Drucker	Trustee, Chairperson of the Board	May 21, 2020

Edmond J. English* Edmond J. English	Trustee	May 21, 2020

Richard A. Goglia* Richard A. Goglia	Trustee	May 21, 2020

Wendell J. Knox* Wendell J. Knox	Trustee	May 21, 2020

Martin T. Meehan* Martin T. Meehan	Trustee	May 21, 2020

Maureen B. Mitchell* Maureen Mitchell	Trustee	May 21, 2020

James P. Palermo* James P. Palermo	Trustee	May 21, 2020

Erik R. Sirri* Erik R. Sirri	Trustee	May 21, 2020

Peter J. Smail* Peter J. Smail	Trustee	May 21, 2020

Kirk A. Sykes* Kirk A. Sykes	Trustee	May 21, 2020

Cynthia L. Walker* Cynthia L. Walker	Trustee	May 21, 2020

*By:	/s/ Russell Kane
Russell Kane
Attorney-In-Fact [1,2]
May 21, 2020

[1]

Powers of Attorney for Kevin P. Charleston, Kenneth A. Drucker, Edmond J. English, David L. Giunta, Richard A. Goglia, Wendell J. Knox, Martin T. Meehan, Maureen B. Mitchell, James P. Palermo, Erik R. Sirri, Peter J. Smail and Cynthia L. Walker dated December 5, 2018, effective December 10, 2018, designating John M. Loder, Russell Kane, Kirk Johnson and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (p)(1) to PEA No. 222 to the Registration Statement filed on February 28, 2019.

[2]

Power of Attorney for Kirk A. Sykes dated August 24, 2019, effective September 1, 2019, designating John M. Loder, Russell Kane, Kirk Johnson and Michael Kardok as attorneys to sign for Mr. Sykes is incorporated by reference to exhibit (p)(2) to PEA No. 227 to the Registration Statement filed on March 2, 2020.

Natixis Funds Trust II

Exhibit Index

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase